Acquisitions - LOGICnow Acquisition, Summary of Fair Value of Acquired Identifiable Intangible Assets and Weighted-Average Useful Life (Details) - LOGICnow $ in Thousands	1 Months Ended
May 31, 2016 USD ($)
Business Acquisition [Line Items]
Fair Value	$ 119,300
Developed product technologies
Business Acquisition [Line Items]
Fair Value	$ 31,100
Weighted-average useful life	4 years
Customer relationships
Business Acquisition [Line Items]
Fair Value	$ 87,000
Weighted-average useful life	5 years
Trademarks
Business Acquisition [Line Items]
Fair Value	$ 1,200
Weighted-average useful life	1 year